Expense Example - TORTOISE GLOBAL WATER FUND - TORTOISE GLOBAL WATER FUND	Jul. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	$ 506